Income and Expenses - General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	€ 94,049	€ 45,547	€ 26,334
Wages, Benefits and Social Security Expense
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	33,007	19,122	8,582
Purchased Services
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	26,022	6,419	5,177
Lease and Lease Related Cost
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	2,390	1,715	1,012
Other
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	8,053	5,551	3,236
Insurance Premiums
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	4,840	1,061	145
Research Services
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	2,033	232	26
Laboratory Supplies
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	1,191	785	456
Job Advertisement Expenses
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	2,897	548	861
Contract Staffing
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	1,108	686	781
IT and Office Equipment
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	7,404	4,573	3,774
Depreciation and Amortization
Disclosure Of Income And Expenses [Line Items]
General and administrative expenses	€ 5,104	€ 4,855	€ 2,284